Intangible Liability - Charter Agreements - Schedule of Intangible Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Liability Charter Agreements [Abstract]
Opening balance	$ 13,693	$ 15,812
Amortization in period	(2,104)	(2,119)
Closing balance	$ 11,589	$ 13,693